UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Fund: Legg Mason Investors Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202.

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders
To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust’s semi-annual report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust, for the six months ended September 30, 2004.

   The following table summarizes key statistics for the respective classes of each Fund, as of September 30, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnsA

	6 Months	1 Year

American Leading Companies Trust
Primary Class	-0.42%	+14.27%
Institutional Class	+0.04%	+15.37%
S&P 500 Stock Composite IndexB	-0.18%	+13.87%
Lipper Large-Cap Value Funds IndexC	+0.51%	+16.69%
Balanced Trust
Primary Class	+0.72%	+9.58%
Financial Intermediary Class	+1.02%	+10.15%
Institutional Class	+1.09%	+10.42%
Lehman Intermediate Government/Credit Bond IndexD	+0.11%	+2.65%
Lipper Balanced Fund IndexE	+0.05%	+10.58%
Financial Services Fund
Primary Class	+2.49%	+19.54%
Financial Intermediary ClassF	+2.83%	+20.42%
Lipper Financial Services Fund IndexG	-1.41%	+16.29%
U.S. Small-Capitalization Value Trust
Primary Class	+0.57%	+25.13%
Institutional Class	+1.13%	+26.54%
Russell 2000 IndexH	-2.40%	+18.77%

   Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report.

Semi-Annual Report to Shareholders

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

October 29, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	S&P 500 Stock Composite Index — A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

C	Lipper Large-Cap Value Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 438 large-cap value funds.

D	Lehman Intermediate Government/ Credit Bond Index — A total return index consisting of investment grade corporate debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years.

E	Lipper Balanced Fund Index — An index comprised of the 30 largest funds in the Lipper universe of 642 balanced funds.

F	Financial Services Class A became the Financial Intermediary Class on July 1, 2004.

G	Lipper Financial Services Fund Index — An index comprised of the 10 largest funds in the Lipper universe of 112 financial services funds.

H	Russell 2000 Index — Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Semi-Annual Report to Shareholders

Expense Example

American Leading Companies Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2004 and held through September 30, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$995.80	$9.41	1.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.64	$9.50

Institutional Class:
Actual	$1,000.00	$1,000.40	$4.51	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

American Leading Companies Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+14.27%	+14.27%
Five Years	+12.44%	+2.37%
Ten Years	+148.51%	+9.53%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+15.37%	+15.37%
Life of Class*	+7.27%	+2.15%

* Inception date: June 14, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index return is for the period beginning May 31, 2001.

Semi-Annual Report to Shareholders

Sector Diversification (as of September 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

UnitedHealth Group Incorporated	5.2%
Tyco International Ltd.	5.1%
J.P. Morgan Chase & Co.	5.0%
Nextel Communications, Inc.	5.0%
Lloyds TSB Group plc	3.9%
Wellpoint Health Network Inc.	3.6%
Citigroup Inc.	3.3%
Health Net Inc.	3.3%
Altria Group, Inc.	3.1%
InterActiveCorp	3.1%

Semi-Annual Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the 3rd quarter 2004C

1.	Transocean Inc.	+23.6%
2.	Phelps Dodge Corporation	+19.1%
3.	UnitedHealth Group Incorporated	+18.5%
4.	Newmont Mining Corporation	+17.7%
5.	Baker Hughes Incorporated	+16.5%
6.	Apache Corporation	+15.2%
7.	Duke Energy Corporation	+14.2%
8.	Anadarko Petroleum Corporation	+13.5%
9.	The Home Depot, Inc.	+11.6%
10.	ALLTEL Corporation	+9.2%

Weakest performers for the 3rd quarter 2004C

1.	Merck & Co., Inc.	-29.9%
2.	InterActiveCorp	-26.9%
3.	Koninklijke (Royal) Philips Electronics N.V. – ADR	-15.8%
4.	The Kroger Co.	-14.7%
5.	MGIC Investment Corporation	-12.2%
6.	The Pepsi Bottling Group, Inc.	-10.9%
7.	Nextel Communications, Inc.	-10.6%
8.	Fannie Mae	-10.5%
9.	Pfizer Inc.	-10.3%
10.	Albertson’s, Inc.	-9.1%

Portfolio Changes

Securities added during the 3rd quarter 2004	Securities sold during the 3rd quarter 2004

Intel Corporation Merrill Lynch & Co., Inc. Morgan Stanley The St. Paul Travelers Companies, Inc.	Dell Inc. Electronic Data Systems Corporation MedImmune, Inc. The May Department Stores Company

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.8%
Consumer Discretionary — 13.0%
Household Durables — 0.3%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,443

Internet and Catalog Retail — 3.1%
InterActiveCorp	850	18,717	A

Media — 6.0%
Liberty Media Corporation	1,530	13,342	A
The DIRECTV Group, Inc.	800	14,072	A
Time Warner Inc.	530	8,554	A

		35,968

Multi-Line Retail — 0.3%
Wal-Mart Stores, Inc.	35	1,862

Specialty Retail — 3.3%
The Home Depot, Inc.	150	5,880
The TJX Companies, Inc.	630	13,885

		19,765

Consumer Staples — 7.6%
Food, Beverage and Tobacco — 1.0%
The Pepsi Bottling Group, Inc.	225	6,109

Food and Staples Retailing — 3.2%
Albertson’s, Inc.	465	11,127
The Kroger Co.	500	7,760	A

		18,887

Household Products — 0.3%
Kimberly-Clark Corporation	25	1,615

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Staples — Continued
Tobacco — 3.1%
Altria Group, Inc.	400	$18,816

Energy — 7.5%
Energy Equipment and Services — 2.2%
Baker Hughes Incorporated	60	2,623
Transocean Inc.	300	10,734	A

		13,357

Oil and Gas — 5.3%
Anadarko Petroleum Corporation	106	7,034
Apache Corporation	166	8,319
Devon Energy Corporation	200	14,202
Royal Dutch Petroleum Company – ADR	40	2,064

		31,619

Financials — 24.2%
Capital Markets — 6.2%
J.P. Morgan Chase & Co.	752	29,877
Merrill Lynch & Co., Inc.	70	3,480
Morgan Stanley	70	3,451

		36,808

Commercial Banks — 6.4%
Bank of America Corporation	343	14,880
Lloyds TSB Group plc	3,000	23,453

		38,333

Diversified Financial Services — 3.3%
Citigroup Inc.	450	19,854

Insurance — 1.5%
The St. Paul Travelers Companies, Inc.	276	9,124

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 6.8%
Fannie Mae	90	$5,706
MGIC Investment Corporation	257	17,103
Washington Mutual, Inc.	455	17,782

		40,591

Health Care — 16.7%
Health Care Providers and Services — 12.6%
Anthem, Inc.	35	3,019	A
Health Net Inc.	800	19,776	A
UnitedHealth Group Incorporated	422	31,103
Wellpoint Health Networks Inc.	203	21,323	A

		75,221

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Company	425	10,060
Johnson & Johnson	118	6,647
Merck & Co., Inc.	123	4,059
Pfizer Inc.	118	3,611

		24,377

Industrials — 11.0%
Aerospace/ Defense — 3.6%
General Dynamics Corporation	108	11,027
Lockheed Martin Corporation	189	10,542

		21,569

Industrial Conglomerates — 7.1%
General Electric Company	340	11,417
Tyco International Ltd.	1,000	30,660

		42,077

Machinery — 0.3%
Deere & Company	30	1,937

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 7.1%
Communications Equipment — 2.0%
Nokia Oyj – ADR	875	$12,005

Computers and Peripherals — 2.2%
International Business Machines Corporation	152	13,033

Semiconductor Equipment and Production — 1.0%
Intel Corporation	300	6,018

Software — 1.9%
Microsoft Corporation	405	11,198

Materials — 5.5%
Metals and Mining — 5.5%
Alcoa Inc.	250	8,397
Newmont Mining Corporation	275	12,521
Phelps Dodge Corporation	130	11,964

		32,882

Telecommunication Services — 6.7%
Diversified Telecommunication Services — 1.7%
ALLTEL Corporation	180	9,884

Wireless Telecommunication Services — 5.0%
Nextel Communications, Inc.	1,250	29,800	A

Utilities — 0.5%
Multi-Utilities and Unregulated Power — 0.5%
Duke Energy Corporation	140	3,204

Total Common Stock and Equity Interests (Identified Cost — $412,323)		596,073

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — 0.2%
Goldman, Sachs & Company 1.83%, dated 9/30/04 to be repurchased at $957 on 10/1/04 (Collateral: $943 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $979)	$957	$957

Total Repurchase Agreements (Identified Cost — $957)		957

Total Investments — 100.0% (Identified Cost — $413,280)		597,030
Other Assets Less Liabilities — N.M.		223

Net assets — 100.0%		$597,253

A	Non-income producing.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

American Leading Companies Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $412,323)	$596,073
Short-term securities at value (identified cost – $957)	957

Total investments		$597,030

Receivable for:
Fund shares sold		837
Securities sold		3,235
Dividend and interest income		1,270

		602,372

Liabilities:

Payable for:
Fund shares repurchased	1,281
Securities purchased	2,792
Due to manager and distributor	842
Tax withholding expense	65
Accrued expenses	139

		5,119

Net Assets		$597,253

Net assets consist of:

Accumulated paid-in-capital applicable to:
29,348 Primary Class shares outstanding	$429,554
861 Institutional Class shares outstanding	14,971
Undistributed net investment income/(loss)	(803)
Accumulated net realized gain/(loss) on investments	(30,213)
Unrealized appreciation/(depreciation) of investments	183,744

Net Assets		$597,253

Net Asset Value Per Share:
Primary Class		$19.76

Institutional Class		$20.23

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

American Leading Companies Trust

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$4,715	A
Interest	20

Total income			$4,735

Expenses:
Management fee	2,244
Distribution and service fees	2,908	B
Audit and legal fees	20
Custodian fee	69
Directors’ fees and expenses	15
Registration fees	12
Reports to shareholders	48

Transfer agent and shareholder servicing expense:
Primary Class	189
Institutional Class	8
Other expenses	27

Total expenses			5,540

Net Investment Income/(Loss)			(805)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	10,271	C
Change in unrealized appreciation/(depreciation) of investments	(12,219)

Net Realized and Unrealized Gain/(Loss) on Investments			(1,948)

Change in Net Assets Resulting From Operations			$(2,753)

A	Net of foreign taxes withheld of $77.

B	See Note 1, Significant Accounting Policies, in the notes to financial statements.

C	See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

American Leading Companies Trust

(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(805)	$404
Net realized gain/(loss) on investments	10,271	1,042
Change in unrealized appreciation/(depreciation) of investments	(12,219)	152,137

Change in net assets resulting from operations	(2,753)	153,583

Distributions to shareholders:

From net investment income:
Primary Class	(184)	(86)
Institutional Class	(47)	(120)

Change in net assets from Fund share transactions:
Primary Class	(2,505)	24,999
Institutional Class	451	4,855

Change in net assets	(5,038)	183,231

Net Assets:
Beginning of period	602,291	419,060

End of period	$597,253	$602,291

Undistributed net investment income/(loss)	$(803)	$233

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

American Leading Companies Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004	2003	2002	2001	2000

	(Unaudited)
Net asset value, beginning of period	$19.85		$14.54	$18.13	$18.28	$18.69	$20.38

Investment operations:
Net investment income/(loss)	(.03)		.01	(.01)	(.08)	(.13)	(.12)
Net realized and unrealized gain/(loss) on investments	(.05)		5.30	(3.58)	(.07)	(.17)	(1.21)

Total from investment operations	(.08)		5.31	(3.59)	(.15)	(.30)	(1.33)

Distributions:
From net investment income	(.01)		.003	—	—	—	—

From net realized gain on investments	—		—	—	—	(.11)	(.36)

Total distributions	(.01)		.003	—	—	(.11)	(.36)

Net asset value, end of period	$19.76		$19.85	$14.54	$18.13	$18.28	$18.69

Ratios/supplemental data:
Total return	(.42	)%A	36.54%	(19.80)%	(.82)%	(1.65)%	(6.65)%
Expenses to average net assets	1.88	%B	1.90%	1.92%	1.93%	1.95%	1.90%
Net investment income/(loss) to average net assets	(.30	)%B	.06%	(.05)%	(.47)%	(.65)%	(.58)%
Portfolio turnover rate	11.5	%A	19.6%	19.0%	22.7%	31.0%	43.5%

Net assets, end of period (in thousands)	$579,835		$585,295	$410,331	$551,061	$272,150	$297,706

A	Not annualized.

B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004	2003	2002C

	(Unaudited)
Net asset value, beginning of period	$20.28		$14.83	$18.27	$19.08

Investment operations:
Net investment income/(loss)	.07		.20	.15	.09
Net realized and unrealized gain(loss) on investments	(.06)		5.42	(3.59)	(.90)

Total from investment operations	.01		5.62	(3.44)	(.81)

Distributions:
From net investment income	(.06)		(.17)	—	—
From net realized gain on investments	—		—	—	—

Total distributions	(.06)		(.17)	—	—

Net asset value, end of period	$20.23		$20.28	$14.83	$18.27

Ratios/supplemental data:
Total return	.04	%A	37.96%	(18.83)%	(4.25	)%A
Expenses to average net assets	.90	%B	.85%	.87%	.87	%B
Net investment income/(loss) to average net assets	.68	%B	1.15%	1.02%	.62	%B
Portfolio turnover rate	11.5	%A	19.6%	19.0%	22.7	%B
Net assets, end of period (in thousands)	$17,418		$16,996	$8,729	$9,649

C	For the period June 14, 2001 (re-commencement of operations) to March 31, 2002.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Balanced Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2004 and held through September 30, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$1,007.20	$9.31	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35

Financial Intermediary Class:
Actual	$1,000.00	$1,010.20	$6.80	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83

Institutional Class:
Actual	$1,000.00	$1,010.90	$5.55	1.10%
Hypothetical (5% return before expense)	$1,000.00	$1,019.55	$5.57

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Balanced Trust

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.58%	+9.58%
Five Years	+8.64%	+1.67%
Life of Class*	+34.10%	+3.74%

* Inception date: October 1, 1996

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning September 30, 1996.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.15%	+10.15%
Life of Class*	+7.36%	+2.03%

* Inception date: March 16, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.42%	+10.42%
Life of Class*	+8.28%	+2.27%

* Inception date: March 16, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2004)
    (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

United States Treasury Notes, 2.375%, 8/15/06	2.8%
Target Corporation	2.6%
Citigroup Inc.	2.6%
Medtronic, Inc.	2.5%
Fannie Mae	2.3%
United States Treasury STRIPS, 0%, 5/15/07	2.2%
The PMI Group, Inc.	2.0%
Rio Tinto plc - ADR	1.9%
PepsiCo, Inc.	1.9%
General Electric Company	1.8%

Semi-Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the 3rd quarter 2004D

1.	Questar Corporation	+19.2%
2.	ChevronTexaco Corporation	+15.0%
3.	Rio Tinto plc – ADR	+12.2%
4.	The Home Depot, Inc.	+11.6%
5.	BP plc – ADR	+8.2%
6.	McDonald’s Corporation	+7.8%
7.	EnCana Corp.	+7.5%
8.	Target Corporation	+6.7%
9.	Medtronic, Inc.	+6.7%
10.	United States Treasury STRIPS, 0%, 5/15/13	+6.0%

Weakest performers for the 3rd quarter 2004D

1.	Intel Corporation	-27.2%
2.	SYSCO Corporation	-16.2%
3.	Applied Materials, Inc.	-16.0%
4.	Texas Instruments Incorporated	-11.9%
5.	Fannie Mae	-10.5%
6.	Pfizer Inc.	-10.3%
7.	PepsiCo, Inc.	-9.3%
8.	Anheuser-Busch Companies, Inc.	-7.1%
9.	The PMI Group, Inc.	-6.7%
10.	Nokia Oyj – ADR	-5.6%

Portfolio Changes

Securities added during the 3rd quarter 2004

Praxair, Inc.
STERIS Corporation
Freddie Mac, 4.5%, 11/15/12
United States Treasury Notes, 3.375%, 11/15/09
Charter One Financial, Inc.
Hospira, Inc.
McCormick & Company, Incorporated
Freddie Mac, 3.625%, 9/15/08
Unilever Capital Corporation, 6.875%, 11/1/05
United States Treasury STRIPS, 0%, 8/15/05
United States Treasury STRIPS, 0%, 2/15/22

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Balanced Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Par/Shares	Value

Common Stocks and Equity Interests — 63.0%
Consumer Discretionary — 6.9%
Hotels, Restaurants and Leisure — 1.4%
McDonald’s Corporation	29	$813

Multi-Line Retail — 3.8%
Target Corporation	34	1,538
Wal-Mart Stores, Inc.	13	692

		2,230

Specialty Retail — 1.7%
The Home Depot, Inc.	25	996

Consumer Staples — 5.0%
Beverages — 3.2%
Anheuser-Busch Companies, Inc.	16	774
PepsiCo, Inc.	23	1,119

		1,893

Food and Drug Retailing — 0.5%
SYSCO Corporation	10	299

Household Products — 1.3%
Kimberly-Clark Corporation	12	775

Energy — 9.0%
Oil and Gas — 9.0%
BP plc – ADR	15	874
Chevron Texaco Corporation	18	976
EnCana Corp.	21	972
Nabors Industries, Ltd.	10	474	A
Praxair, Inc.	25	1,069
Questar Corporation	21	939

		5,304

Semi-Annual Report to Shareholders

	Par/Shares	Value

Financials — 12.3%
Diversified Financial Services — 2.6%
Citigroup Inc.	35	$1,526

Financial (Diversified) — 1.6%
Equity Office Properties Trust	35	954

Insurance — 5.8%
Lincoln National Corporation	16	752
Marsh & McLennan Companies, Inc.	17	755
Principal Financial Group, Inc.	21	755
The PMI Group, Inc.	29	1,157

		3,419

Thrifts and Mortgage Finance — 2.3%
Fannie Mae	21	1,357

Health Care — 12.0%
Health Care (Medical Products and Supplies) — 6.7%
Biomet, Inc.	22	1,031
MedImmune, Inc.	40	948	A
Medtronic, Inc.	28	1,464
STERIS Corporation	22	483	A

		3,926

Pharmaceuticals — 5.3%
Abbott Laboratories	20	847
IVAX Corporation	46	886	A
Johnson & Johnson	13	732
Pfizer Inc.	22	673

		3,138

Industrials — 5.9%
Industrial Conglomerates — 1.8%
General Electric Company	32	1,075

Semi-Annual Report to Shareholders

	Par/Shares	Value

Industrials — Continued
Machinery — 1.1%
Illinois Tool Works Inc.	7	$652

Road and Rail — 3.0%
Kansas City Southern	62	941	A
Union Pacific Corporation	14	820

		1,761

Information Technology — 10.0%
Communications Equipment — 0.8%
Nokia Oyj – ADR	34	467

Computers and Peripherals — 2.5%
Dell Inc.	23	819	A
International Business Machines Corporation	8	651

		1,470

Semiconductor Equipment and Production — 2.4%
Applied Materials, Inc.	36	590	A
Intel Corporation	27	542
Texas Instruments Incorporated	15	319

		1,451

Software — 2.7%
Microsoft Corporation	29	807
Oracle Corporation	70	790	A

		1,597

Telecommunications — 1.6%
L-3 Communications Holdings, Inc.	14	938

Materials — 1.9%
Metals and Mining — 1.9%
Rio Tinto plc – ADR	11	1,141

Total Common Stocks and Equity Interests (Identified Cost — $32,038)		37,182

Semi-Annual Report to Shareholders

	Maturity
Rate	Date	Par/Shares	Value

Preferred Stocks — 2.5%
International Paper Capital Trust, Cv., 5.25%		17	$848
Newell Financial Trust I, Cv., 5.25%		5	200
State Street Corporation, Cv., 6.75%		2	439

Total Preferred Stocks (Identified Cost — $1,440)			1,487

Corporate Bonds and Notes — 11.2%
Aerospace/ Defense — 0.9%
General Dynamics Corporation	4.500%	8/15/10	$500	$511

Banking and Finance — 0.9%
Bank of America Corporation	5.125%	11/15/14	330	337
Caterpillar Financial Services Corporation	4.875%	6/15/07	200	208

				545

Diversified Financials — 0.9%
SLM Corporation	5.390%	1/31/14	500	506	B

Energy — 0.5%
Devon Energy Corporation	2.750%	8/1/06	325	323

Finance — 1.9%
General Motors Acceptance Corporation	3.630%	5/19/05	525	530	B
Ford Motor Credit Company	6.875%	2/1/06	550	575

				1,105

Food — 2.2%
Kroger Company	6.750%	4/15/12	700	783
Safeway Inc.	4.800%	7/16/07	525	539

				1,322

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Investment Banking/ Brokerage — 1.7%
J.P. Morgan Chase & Co.	3.125%	12/11/06	$500	$502
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	501

				1,003

Multi-Line Retail — 0.8%
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	478

Railroads — 1.4%
Union Pacific Corporation	6.625%	2/1/08	750	816

Total Corporate Bonds and Notes (Identified Cost — $6,471)				6,609

U.S. Government and Agency Obligations — 18.6%
Fixed Rate Securities — 14.5%
Fannie Mae	5.000%	7/1/18	761	775
Federal Farm Credit Bank	3.750%	4/9/10	475	470
Freddie Mac	2.750%	8/15/06	850	850
Freddie Mac	3.160%	5/7/07	675	677
Freddie Mac	4.500%	11/15/12	650	654
United States Treasury Notes	2.375%	8/15/06	1,650	1,645
United States Treasury Notes	2.625%	11/15/06	650	650
United States Treasury Notes	3.250%	8/15/07	950	960
United States Treasury Notes	3.375%	11/15/08	1,000	1,007
United States Treasury Notes	5.000%	8/15/11	550	591
United States Treasury Notes	6.500%	10/15/06	250	269

				8,548

Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	564	577	C

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par/Shares	Value

Stripped Securities — 3.1%
United States Treasury STRIPS	0.000%	5/15/07	$1,400	$1,301	D
United States Treasury STRIPS	0.000%	5/15/13	775	539	D

				1,840

Total U.S. Government and Agency Obligations (Identified Cost — $10,993)				10,965

U.S. Government Agency Mortgage-Backed Securities — 3.1%
Fixed Rate Securities — 3.1%
Government National Mortgage Association	5.500%	6/15/34	486	495
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	960	997
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	313	334

				1,826

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,769)				1,826

Repurchase Agreements — 1.6%
Goldman, Sachs & Company 1.83%, dated 9/30/04, to be repurchased at $982 on 10/1/04 (Collateral: $986 Fannie Mae mortgage-backed securities, 5.5%, due 3/1/34, value $1,003)			982	982

Total Repurchase Agreements (Identified Cost — $982)				982

Total Investments — 100.0% (Identified Cost — $53,693)				59,051
Other Assets Less Liabilities — N.M.				(17)

Net Assets — 100.0%				$59,034

Semi-Annual Report to Shareholders

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of September 30, 2004.

C	U.S. Treasury Inflation-Indexed Security — U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

D	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

 N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Balanced Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $52,711)	$58,069
Short-term securities at value (identified cost – $982)	982

Total investments		$59,051

Receivable for:
Fund shares sold		71
Dividend and interest income		208

		59,330

Liabilities:

Payable for:
Fund shares repurchased	36
Securities purchased	162
Due to manager and distributor	53
Accrued expenses	45

		296

Net Assets		$59,034

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,427 Primary Class shares outstanding	$38,143
1,885 Financial Intermediary Class shares outstanding	12,934
47 Institutional Class shares outstanding	1,055
Undistributed net investment income	115
Accumulated net realized gain/(loss) on investments	1,429
Unrealized appreciation/(depreciation) of investments	5,358

Net Assets		$59,034

Net Asset Value Per Share:
Primary Class		$11.02

Financial Intermediary Class		$11.01

Institutional Class		$11.00

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Balanced Trust

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$343	A
Interest	377

Total income			$720

Expenses:
Management fee	224

Distribution and service fees:
Primary Class	143
Financial Intermediary Class	26
Audit and legal fees	19
Custodian fee	36
Directors’ fees and expenses	8
Registration fees	10
Reports to shareholders	20

Transfer agent and shareholder servicing expense:
Primary Class	27
Financial Intermediary Class	10
Institutional Class	—	B
Other expenses	9

	532
Less fees waived	(34)

Total expenses, net of waivers			498

Net Investment Income			222

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	2,870
Change in unrealized appreciation/(depreciation) of investments	(2,607)

Net Realized and Unrealized Gain/(Loss) on Investments			263

Change in Net Assets Resulting From Operations			$485

A	Net of foreign taxes withheld of $9.

B	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Balanced Trust

(Amounts in Thousands)

	For the	For the
	Six Months	Year
	Ended	Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$222	$661
Net realized gain/(loss) on investments	2,870	(486)
Change in unrealized appreciation/(depreciation) of investments	(2,607)	10,054

Change in net assets resulting from operations	485	10,229

Distributions to shareholders:

From net investment income:
Primary Class	(204)	(471)
Financial Intermediary Class	(193)	(390)
Institutional Class	(6)	(9)

Change in net assets from Fund share transactions:
Primary Class	(1,244)	169
Financial Intermediary Class	(1,075)	(1,808)
Institutional Class	24	90

Change in net assets	(2,213)	7,810

Net Assets:
Beginning of period	61,247	53,437

End of period	$59,034	$61,247

Undistributed net investment income	$115	$296

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Balanced Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$10.99		$9.36		$10.97		$11.64		$12.20		$11.98

Investment operations:
Net investment income	.03	A	.10	A	.13	A	.11	A,B	.17	A	.20	A
Net realized and unrealized gain/(loss) on investments	.06		1.66		(1.57)		.02	B	(.61)		.33

Total from investment operations	.09		1.76		(1.44)		.13		(.44)		.53

Distributions:
From net investment income	(.06)		(.13)		(.10)		(.11)		(.12)		(.31)
From net realized gain on investments	—		—		(.07)		(.69)		—		—

Total distributions	(.06)		(.13)		(.17)		(.80)		(.12)		(.31)

Net asset value, end of period	$11.02		$10.99		$9.36		$10.97		$11.64		$12.20

Ratios/supplemental data:
Total return	.72	%C	19.03%		(13.20)%		.89%		(3.68)%		4.53%
Expenses to average net assets	1.85	%A,D	1.85	% A	1.85	% A	1.85	% A	1.85	% A	1.85	% A
Net investment income to average net assets	.56	%A,D	.94	%A	1.37	% A	1.04	% A,B	1.38	% A	1.67	% A
Portfolio turnover rate	23.3	%C	42.1%		29.5%		55.4%		58.4%		58.0%

Net assets, end of period (in thousands)	$37,763		$38,936		$32,914		$36,308		$35,971		$37,026

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.85% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 1.98% and for the years ended March 31, 2004, 1.96%; 2003, 2.03%; 2002, 2.02%; 2001, 2.00%; and 2000, 1.88%.

B	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 0.96% to 1.04%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months
	Ended		Years Ended March 31,						Period Ended
	September 30,								March 31,
	2004		2004		2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$11.00		$9.37		$10.96		$11.64		$11.58

Investment operations:
Net investment income	.06F		.15	F	.20	F	.17	F,G	N.M.	F
Net realized and unrealized gain/(loss) on investments	.05		1.66		(1.58)		.01	G	.06

Total from investment operations	.11		1.81		(1.38)		.18		.06

Distributions:
From net investment income	(.10)		(.18)		(.14)		(.17)		—
From net realized gain on investments	—		—		(.07)		(.69)		—

Total distributions	(.10)		(.18)		(.21)		(.86)		—

Net asset value, end of period	$11.01		$11.00		$9.37		$10.96		$11.64

Ratios/supplemental data:
Total return	1.02	%C	19.52%		(12.72)%		1.35%		.52	%C
Expenses to average net assets	1.35	%D,F	1.35	% F	1.35	% F	1.35	% F	1.35	%F,D
Net investment income to average net assets	1.06	%D,F	1.46	% F	1.88	% F	1.55	% F,G	.27	%F,D
Portfolio turnover rate	23.3	%C	42.1%		29.5%		55.4%		58.4	%D
Net assets, end of period (in thousands)	$20,749		$21,812		$20,182		$26,463		$30,976

E	For the period from March 16, 2001 (commencement of operations) to March 31, 2001.

F	Net of fees waived by the adviser pursuant to a voluntary expense limitation of 1.35% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 1.44%, and for the years ended March 31, 2004, 1.44%; 2003, 1.46%; 2002, 1.48%; and for the period ended March 31, 2001, 1.45%.

G	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in the Fund’s net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.47% to 1.55%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended March 31,						Period Ended
	September 30,								March 31,
	2004		2004		2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$111.01		$9.38		$10.98		$11.64		$11.58

Investment operations:
Net investment income	.07	H	.17	H	.22	H	.19	H,I	N.M.	H
Net realized and unrealized gain/(loss) on investments	.05		1.68		(1.59)		.03	I	.06

Total from investment operations	.12		1.85		(1.37)		.22		.06

Distributions:
From net investment income	(.13)		(.22)		(.16)		(0.19)		—
From net realized gain on investments	—		—		(.07)		(.69)		—

Total distributions	(.13)		(.22)		(.23)		(.88)		—

Net asset value, end of period	$11.00		$11.01		$9.38		$10.98		$11.64

Ratios/supplemental data:
Total return	1.09	%C	19.87%		(12.58)%		1.68%		.52	%C
Expenses to average net assets	1.10	%D,H	1.10	% H	1.10	%H	1.10	% H	1.10	%D,H
Net investment income/(loss) to average net assets	1.32	%D,H	1.68	% H	2.14	%H	1.79	% H,I	.52	%D,H
Portfolio turnover rate	23.3	%C	42.1%		29.5%		55.4%		58.4	%D
Net assets, end of period (in thousands)	$522		$499		$341		$391		$325

H	Net of fees waived by the adviser pursuant to a voluntary expense limitation of 1.10% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 1.14% , and for the years ended March 31, 2004, 1.12%; 2003, 1.17%; 2002, 1.21%; and for the period ended March 31, 2001, 1.16%.

I	As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.71% to 1.79%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Financial Services Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2004 and held through September 30, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$1,024.90	$11.42	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.36

Financial Intermediary Class:
Actual	$1,000.00	$1,028.30	$7.63	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Financial Services Fund

   The graphs on the following pages compare the Fund’s total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+19.54%	+19.54%
Five Years	+77.92%	+12.21%
Life of Class*	+61.02%	+8.45%

* Inception date: November 16, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning October 31, 1998.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary ClassA

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+20.42%	+20.42%
Five Years	+84.59%	+13.04%
Life of Class*	+68.35%	+9.28%

* Inception date: November 16, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	On July 31, 2004, Class A shares of the Fund were renamed Financial Intermediary Class shares. Class A shares were subject to a maximum initial sales charge of 4.75%. Financial Intermediary Class does not have an initial sales charge. The returns shown do not reflect the imposition of an initial sales charge.

B	Index returns are for periods beginning October 31, 1998.

Semi-Annual Report to Shareholders

Sector Diversification (as of September 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

North Fork Bancorporation, Inc.	3.3%
SLM Corporation	2.9%
Cascade Bancorp	2.9%
Commerce Bancshares, Inc.	2.8%
Banknorth Group, Inc.	2.6%
Texas Regional Bancshares, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
TCF Financial Corporation	2.2%
Western Sierra Bancorp	2.2%
Harbor Florida Bancshares, Inc.	2.2%

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceB

Strongest performers for the 3rd quarter 2004C

1.	CoBiz Incorporated	+20.2%
2.	North Fork Bancorporation, Inc.	+17.7%
3.	FirstFed Financial Corp.	+17.5%
4.	Harbor Florida Bancshares, Inc.	+13.7%
5.	SLM Corporation	+10.8%
6.	M&T Bank Corporation	+10.1%
7.	Mid-State Bancshares	+10.0%
8.	Sound Federal Bancorp, Inc.	+9.4%
9.	Northrim BanCorp Inc.	+8.5%
10.	Banknorth Group, Inc.	+8.5%

Weakest performers for the 3rd quarter 2004C

1.	NCRIC Group, Inc.	-14.1%
2.	Fiserv, Inc.	-10.4%
3.	Philadelphia Consolidated Holding Corp.	-8.2%
4.	The Bank Holdings	-5.6%
5.	Wainwright Bank & Trust Company	-4.8%
6.	American Equity Investment Life Holding Company	-4.6%
7.	Cascade Financial Corporation	-4.2%
8.	First Financial Bankshares, Inc.	-3.4%
9.	First Data Corporation	-2.3%
10.	IBERIABANK Corporation	-1.9%

Portfolio Changes

Securities added during the 3rd quarter 2004

American Pacific Bank
CNB Holdings, Inc.
Community Capital Bancshares, Inc.
J.P. Morgan Chase & Co.
Online Resources Corporation
Partners Trust Financial Group, Inc.

Securities sold during the 3rd quarter 2004

Bank of Hawaii Corporation
Banner Corporation
Bridge Street Financial, Inc.
Merrill Merchants Bancshares, Inc.

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Financial Services Fund

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 96.7%
Consumer Staples — 1.2%
Food Products — 1.2%
Hershey Foods Corporation	18	$841

Energy — 1.1%
Oil and Gas (Exploration and Production) — 1.1%
EnCana Corp.	16	741

Financials — 90.5%
Banks — 50.4%
Bancorp Rhode Island, Inc.	20	712
BB&T Corporation	25	992
Cascade Bancorp	100	1,940
Cascade Financial Corporation	50	835
CoBiz Incorporated	5	86
Columbia Bancorp	40	1,166
Commerce Bancshares, Inc.	39	1,876
Cullen/Frost Bankers, Inc.	35	1,626
First Community Bancorp	25	1,025
First Financial Bankshares, Inc.	19	753
First State Bancorporation	35	1,104
Glacier Bancorp, Inc.	50	1,458
Greater Bay Bancorp	40	1,150
IBERIABANK Corporation	25	1,443
M&T Bank Corporation	15	1,435
Marshall & Ilsley Corporation	35	1,410
Mercantile Bankshares Corporation	25	1,199
Mid-State Bancshares	35	901
National Commerce Financial Corporation	43	1,471
North Fork Bancorporation, Inc.	50	2,222
Northrim BanCorp Inc.	40	874
Pacific Capital Bancorp	40	1,183
Sound Federal Bancorp, Inc.	40	585
Summit Bank Corporation	8	135
Synovus Financial Corp.	45	1,177
TCF Financial Corporation	50	1,514
Texas Regional Bancshares, Inc.	53	1,632
The Bank Holdings	5	80	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Banks — Continued
The Bank Holdings — warrants	1	$5	A
Wainwright Bank & Trust Company	63	714
Western Sierra Bancorp	45	1,498	A

		34,201

Commercial Banks — 5.8%
American Pacific Bank	90	894	A
Banknorth Group, Inc.	50	1,750
CNB Holdings, Inc.	50	837	A
Community Capital Bancshares, Inc.	40	456

		3,937

Diversified Financials — 5.6%
Financial Federal Corporation	15	562	A
MBNA Corporation	50	1,260
SLM Corporation	44	1,954

		3,776

Insurance — 12.7%
American Equity Investment Life Holding Company	100	949	A
Brown & Brown, Inc.	31	1,417
Hilb, Rogal and Hamilton Company	30	1,087
NCRIC Group, Inc.	51	434	A
Old Republic International Corporation	45	1,126
Philadelphia Consolidated Holding Corp.	15	827	A
RLI Corp.	37	1,389
StanCorp Financial Group, Inc.	20	1,424

		8,653

Investment Banking/Brokerage — 1.6%
J.P. Morgan Chase & Co.	28	1,112

Real Estate — 1.7%
Friedman, Billings, Ramsey Group, Inc.	60	1,146

Savings and Loan Companies — 12.7%
Fidelity Bankshares, Inc.	30	1,116
FirstFed Financial Corp.	25	1,222	A
Golden West Financial Corporation	10	1,109

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Savings and Loan Companies — Continued
Harbor Florida Bancshares, Inc.	48	$1,493
MAF Bancorp, Inc.	25	1,078
Partners Trust Financial Group, Inc.	50	518
Provident Bancorp, Inc.	75	881
Sovereign Bancorp, Inc.	55	1,200

		8,617

Information Technology — 3.9%
Commercial Services and Supplies — 1.9%
Fiserv, Inc.	37	1,290	A

Computer Services and Systems — 2.0%
First Data Corporation	20	870
Online Resources Corporation	65	461	A

		1,331

Total Common Stock and Equity Interests (Identified Cost — $45,891)		65,645

Repurchase Agreements — 2.7%
Goldman, Sachs & Company 1.83%, dated 9/30/04 to be repurchased at $918 on 10/1/04 (Collateral: $904 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $939)	$918	918
State Street Bank & Trust Company 1.8%, dated 9/30/04 to be repurchased at $918 on 10/1/04 (Collateral: $890 Fannie Mae notes, 5.25%, due 6/15/06, value $940)	918	918

Total Repurchase Agreements (Identified Cost — $1,836)		1,836

Total Investments — 99.4% (Identified Cost — $47,727)		67,481
Other Assets Less Liabilities — 0.6%		433

Net Assets — 100.0%		$67,914

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Financial Services Fund

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $45,891)	$65,645
Short-term securities at value (identified cost – $1,836)	1,836

Total investments		$67,481

Receivable for:
Fund shares sold		36
Securities sold		449
Dividend and interest income		81

		68,047

Liabilities:

Payable for:
Fund shares repurchased	20
Due to manager and distributor	89
Accrued expenses	24

		133

Net Assets		$67,914

Net assets consist of:

Accumulated paid-in-capital applicable to:
3,691 Primary Class shares outstanding	$36,215
736 Financial Intermediary Class shares outstanding	7,149
Undistributed net investment income/(loss)	(134)
Accumulated net realized gain/(loss) on investments	4,930
Unrealized appreciation/(depreciation) of investments	19,754

Net Assets		$67,914

Net Asset Value Per Share:
Primary Class		$15.22

Financial Intermediary Class		$15.95

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Financial Services Fund

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$562	A
Interest	9

Total income			$571

Expenses:
Management fee	330

Distribution and service fees:
Primary Class	274
Financial Intermediary Class	14
Audit and legal fees	31
Custodian fee	33
Directors’ fees and expenses	7
Registration fees	16
Reports to shareholders	14

Transfer agent and shareholder servicing expense:
Primary Class	16
Financial Intermediary Class	—	B
Other expenses	2

	737
Less fees waived	(36)

Total expenses, net of waivers			701

Net Investment Income/(Loss)			(130)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	4,932
Change in unrealized appreciation/(depreciation) of investments	(3,253)

Net Realized and Unrealized Gain/(Loss) on Investments			1,679

Change in Net Assets Resulting From Operations			$1,549

A	Net of foreign taxes withheld of $1.

B	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Financial Services Fund

(Amounts in Thousands)

	For the Six Months	For the Year
	Ended	Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(130)	$(275)
Net realized gain/(loss) on investments	4,932	5,050
Change in unrealized appreciation/ (depreciation) of investments	(3,253)	15,183

Change in net assets resulting from operations	1,549	19,958

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(2,087)	(946)
Financial Intermediary Class	(416)	(192)

Change in net assets from Fund share transactions:
Primary Class	(375)	1,693
Financial Intermediary Class	52	(843)

Change in net assets	(1,277)	19,670

Net Assets:
Beginning of period	69,191	49,521

End of period	$67,914	$69,191

Undistributed net investment income/(loss)	$(134)	$(4)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Financial Services Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months										Three Months
	Ended		Years Ended March 31,								Ended		Year Ended
	September 30,										Mar. 31,		December 31,
	2004		2004		2003		2002		2001		2000A		1999

	(Unaudited)
Net asset value, beginning of period	$15.44		$11.20		$12.51		$11.02		$9.18		$9.41		$10.57

Investment operations:
Net investment income/(loss)	(.04	)B	(.08	) B	(.08	) B	(.09	) B	(.05	) B	(.01	)B	(.07	)B
Net realized and unrealized gain/(loss) on investments	.39		4.58		(1.23)		1.58		1.89		(.22)		(1.09)

Total from investment operations	.35		4.50		(1.31)		1.49		1.84		(.23)		(1.16)

Distributions:
From net realized gain on investments	(.57)		(.26)		—		—		—		—		—

Total distributions	(.57)		(.26)		—		—		—		—		—

Net asset value, end of period	$15.22		$15.44		$11.20		$12.51		$11.02		$9.18		$9.41

Ratios/supplemental data:
Total return	2.49	%C	40.27%		(10.47)%		13.52%		20.04%		(2.44	)%C	(10.97)%
Expenses to average net assets	2.25	%B,D	2.25	% B	2.25	% B	2.25	% B	2.25	% B	2.25	%B,D	2.25	%B
Net investment income/(loss) to average net assets	(.52	)%B,D	(.58	)% B	(.64	)% B	(.69	)% B	(.55	)% B	(.38	)%B,D	(.73	)%B
Portfolio turnover rate	16.6	%C	29.6%		38.2%		28.9%		37.2%		60.9	%D	27.1%
Net assets, end of period (in thousands)	$56,173		$57,398		$40,367		$45,473		$46,705		$31,397		$28,366

A	The year end for Financial Services Fund changed from December 31 to March 31.

B	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.25%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 2.37% and for the periods ended March 31, 2004, 2.35%; 2003, 2.46%; 2002, 2.44%; 2001, 2.71%; 2000, 2.73%, and December 31, 1999, 2.73%.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class (formerly Class A shares):

	Six Months										Three Months
	Ended		Years Ended March 31,								Ended		Year Ended
	September 30,										Mar. 31,		December 31,
	2004		2004		2003		2002		2001		2000A		1999

	(Unaudited)
Net asset value, beginning of period	$16.10		$11.58		$12.84		$11.22		$9.28		$9.49		$10.58

Investment operations:
Net investment income/(loss)	.02	E	.03	E	.01	E	.02	E	.03	E	.01	E	—	E
Net realized and unrealized gain/(loss) on investments	.40		4.75		(1.27)		1.60		1.91		(.22)		(1.09)

Total from investment operations	.42		4.78		(1.26)		1.62		1.94		(.21)		(1.09)

Distributions:
From net realized gain on investments	(.57)		(.26)		—		—		—		—		—

Total distributions	(.57)		(.26)		—		—		—		—		—

Net asset value, end of period	$15.95		$16.10		$11.58		$12.84		$11.22		$9.28		$9.49

Ratios/supplemental data:
Total return	2.83	%C	41.37	% F	(9.81	)% F	14.44	% F	20.91	% F	(2.21	)%C,F	10.30	%F
Expenses to average net assets	1.50	%D,E	1.50	% E	1.50	% E	1.50	% E	1.50	% E	1.50	%D,E	1.50	%E
Net investment income/(loss) to average net assets	0.23	%D,E	.17	%E	.12	%E	.07	%E	.21	%E	.36	%D,E	.01	%E
Portfolio turnover rate	16.6	%C	29.6%		38.2%		28.9%		37.2%		60.9	%D	27.1%
Net assets, end of period (in thousands)	$11,741		$11,793		$9,154		$9,960		$9,594		$8,856		$9,399

E	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 1.57%, and for the years ended March 31, 2004, 1.55%; 2003, 1.65%; 2002, 1.64%; 2001, 1.91%; 2000, 2.08%, and December 31, 1999, 2.05%.

F	Excluding sales charge applicable to Class A shares. Sales charges were eliminated beginning July 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

U.S. Small-Capitalization Value Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2004 and held through September 30, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$1,005.70	$10.06	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10

Institutional Class:
Actual	$1,000.00	$1,011.30	$4.69	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+25.13%	+25.13%
Five Years	+81.65%	+12.68%
Life of Class*	+52.50%	+6.94%

* Inception date: June 15, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index return is for periods beginning May 31, 1998.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+26.54%	+26.54%
Five Years	+90.93%	+13.81%
Life of Class*	+63.71%	+8.16%

* Inception date: June 19, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index return is for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

Sector Diversification (as of September 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

United Defense Industries, Inc.	1.5%
IndyMac Bancorp, Inc.	1.5%
AmerUS Group Co.	1.2%
UICI	1.2%
Valassis Communications, Inc.	1.2%
The Commerce Group, Inc.	1.2%
Peoples Energy Corporation	1.1%
AGL Resources Inc.	1.1%
Borders Group, Inc.	1.1%
Fremont General Corporation	1.1%

Semi-Annual Report to Shareholders

Selected Portfolio Performance D

Strongest performers for the 3rd quarter 2004E

1.	Onyx Acceptance Corporation	+68.4%
2.	Building Materials Holding Corporation	+45.8%
3.	United Industrial Corporation	+41.4%
4.	United Security Bancshares, Inc.	+41.4%
5.	UICI	+38.7%
6.	Books-A-Million, Inc.	+38.4%
7.	Monarch Casino & Resort, Inc.	+35.3%
8.	Perini Corporation	+33.7%
9.	Fremont General Corporation	+31.5%
10.	Plains Exploration & Production Company	+30.0%

Weakest performers for the 3rd quarter 2004 E

1.	Stonepath Group, Inc.	-57.5%
2.	OCA Inc.	-42.1%
3.	Brown Shoe Company, Inc.	-38.5%
4.	Sanderson Farms, Inc.	-37.5%
5.	Mesa Air Group Inc.	-37.0%
6.	Pediatric Services of America, Inc.	-35.6%
7.	Libbey Inc.	-32.3%
8.	Point.360	-31.7%
9.	Mothers Work, Inc.	-29.6%
10.	The Boyds Collection, Ltd.	-28.3%

C	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.6%
Auto and Transportation — 4.4%
Aftermarket Technology Corp.	21	$265	A
America West Holdings Corporation	38	205	A
American Axle & Manufacturing Holdings, Inc.	35	1,030
ArvinMeritor, Inc.	124	2,317
Asbury Automotive Group Inc.	43	575	A
Bandag, Incorporated	12	539
Bandag, Incorporated – Class A	12	467
Dura Automotive Systems, Inc.	33	237	A
ExpressJet Holdings, Inc.	76	757	A
FLYi Inc.	41	160	A
Mesa Air Group Inc.	56	284	A
Offshore Logistics, Inc.	23	778	A
Polaris Industries Inc.	2	84
R & B, Inc.	6	125	A
SkyWest, Inc.	78	1,172
Stoneridge, Inc.	28	399	A
Superior Industries International, Inc.	31	940

		10,334

Consumer Discretionary — 23.9%
American Greetings Corporation	67	1,691	A
American Woodmark Corporation	17	617
AnnTaylor Stores Corporation	10	222	A
Ashworth, Inc.	24	198	A
Aztar Corporation	33	872	A
Barnes & Noble, Inc.	21	770	A
Benihana Inc.	8	108	A
BJ’s Wholesale Club, Inc.	87	2,368	A
Blair Corporation	15	417
Blockbuster Inc.	37	279
Bob Evans Farms, Inc.	52	1,404
Books-A-Million, Inc.	10	79	A
Borders Group, Inc.	101	2,497
Brown Shoe Company, Inc.	25	614
Burlington Coat Factory Warehouse Corporation	60	1,282

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Cadmus Communications Corporation	17	$245
Carriage Services, Inc.	32	152	A
Charming Shoppes, Inc.	35	251	A
Chromcraft Revington, Inc.	11	141	A
Convergys Corporation	15	200	A
Correctional Services Corporation	1	3	A
CSK Auto Corporation	12	165	A
CSS Industries, Inc.	22	681
Del Laboratories, Inc.	3	90	A
Department 56, Inc.	24	391	A
Dover Downs Gaming & Entertainment, Inc.	20	204
Duckwall-ALCO Stores, Inc.	5	84	A
Duratek, Inc.	12	220	A
Emak Worldwide Inc.	2	21	A
Enesco Group, Inc.	18	125	A
Exponent, Inc.	8	209	A
Finlay Enterprises, Inc.	16	311	A
Flexsteel Industries, Inc.	11	202
Fresh Brands, Inc.	9	69
Friendly Ice Cream Corporation	9	83	A
Frisch’s Restaurants, Inc.	6	148
FTI Consulting, Inc.	11	204	A
Furniture Brands International, Inc.	86	2,159
Genesco Inc.	38	902	A
Global Imaging Systems, Inc.	1	19	A
Group 1 Automotive, Inc.	34	914	A
Haggar Corp.	13	215
Handleman Company	46	935
Haverty Furniture Companies, Inc.	19	337
Hollywood Entertainment Corporation	103	1,012	A
IKON Office Solutions, Inc.	193	2,317
Isle of Capri Casinos, Inc.	36	692	A
Jack in the Box Inc.	64	2,040	A
Johnson Outdoors Inc.	1	16	A
K-Swiss Inc.	14	264
Kellwood Company	7	237

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Kirkland’s, Inc.	33	$306	A
Koss Corporation	2	54
La-Z-Boy Incorporated	67	1,023
Libbey Inc.	23	436
Lithia Motors, Inc.	20	423
MarineMax, Inc.	11	243	A
Maytag Corporation	84	1,539
MemberWorks Incorporated	15	404	A
Mity Enterprises, Inc.	5	81	A
Monarch Casino & Resort, Inc.	16	311	A
Mossimo, Inc.	22	86	A
Mothers Work, Inc.	9	132	A
Movado Group, Inc.	27	452
Navigant International, Inc.	28	451	A
P & F Industries, Inc.	1	10	A
Papa John’s International, Inc.	30	914	A
Parlux Fragrances, Inc.	11	140	A
Phillips-Van Heusen Corporation	4	94
Pier 1 Imports, Inc.	26	470
Point.360	12	30	A
Pre-Paid Legal Services, Inc.	31	783	A
Precis, Inc.	21	62	A
Q.E.P. Co., Inc.	3	38	A
REX Stores Corporation	20	278	A
Russell Corporation	59	999
Ryan’s Restaurant Group Inc.	53	792	A
S&K Famous Brands, Inc.	1	19	A
Scholastic Corporation	9	268	A
School Specialty, Inc.	21	820	A
Sharper Image Corporation	18	375	A
Shoe Carnival, Inc.	17	204	A
ShopKo Stores, Inc.	53	928	A
Sonic Automotive, Inc.	43	870
SOURCECORP, Incorporated	21	474	A
Stage Stores, Inc.	28	965	A
Stanley Furniture Company, Inc.	8	361

Semi-Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Steven Madden, Ltd.	24	$415	A
Strattec Security Corporation	6	349	A
Tandy Brands Accessories, Inc.	11	154
The Bon-Ton Stores, Inc.	18	213
The Boyds Collection, Ltd.	83	198	A
The Buckle, Inc.	35	964
The Cato Corporation	36	808
The Talbots, Inc.	10	246
The Toro Company	22	1,516
United Auto Group, Inc.	57	1,435
Valassis Communications, Inc.	93	2,742	A
Waste Holdings, Inc.	24	270
Water Pik Technologies, Inc.	19	283	A
Zale Corporation	57	1,602	A

		56,706

Consumer Staples — 3.1%
Alliance Imaging, Inc.	87	652
American Italian Pasta Company	20	523
Chiquita Brands International, Inc.	49	846	A
D & K Healthcare Resources, Inc.	24	237
DIMON Incorporated	4	24
Ruddick Corporation	73	1,436
Sanderson Farms, Inc.	11	361
Schweitzer-Mauduit International, Inc.	27	881
Standard Commercial Corporation	23	367
Universal Corporation	46	2,036
Weider Nutrition International, Inc.	11	49	A

		7,412

Energy — 5.6%
Berry Petroleum Company	31	1,124
Cimarex Energy Co.	58	2,016	A
Encore Acquisition Company	24	828	A
Energen Corporation	15	789
EnergySouth, Inc.	6	171

Semi-Annual Report to Shareholders

	Shares/Par	Value

Energy — Continued
Forest Oil Corporation	44	$1,319	A
Gulf Island Fabrication, Inc.	16	366
Matrix Service Company	19	95	A
Oil States International, Inc.	6	107	A
Plains Exploration & Production Company	71	1,693	A
Stone Energy Corporation	47	2,039	A
The Houston Exploration Company	41	2,445	A
TransMontaigne Inc.	47	273	A

		13,265

Financials — 32.8%
ABC Bancorp	15	297
ACE Cash Express, Inc.	11	273	A
Advanta Corp.	15	335
Alfa Corporation	49	685
Allmerica Financial Corporation	5	142	A
AMCORE Financial, Inc.	8	221
American Financial Group, Inc.	52	1,557
American National Bankshares Inc.	10	233
American Shared Hospital Services	4	21
AmericanWest Bancorporation	12	231	A
AmerUs Group Co.	69	2,829
Anchor BanCorp Wisconsin, Inc.	41	1,049
Arrow Financial Corporation	4	128
Atlantic American Corporation	6	19	A
BancFirst Corporation	9	579
BancorpSouth, Inc.	40	922
California First National Bancorp	10	129
Camden National Corporation	10	335
Capital Title Group, Inc.	4	21
Capitol Bancorp Ltd.	14	411
Ceres Group, Inc.	69	377	A
Chemical Financial Corporation	39	1,407
Cherokee Inc.	11	255
Chittenden Corporation	7	177
Clark, Inc.	19	255	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Columbia Banking System, Inc.	24	$569
Commercial Federal Corporation	77	2,064
Community Bank System, Inc.	31	769
Community First Bankshares, Inc.	23	741
Community Trust Bancorp, Inc.	23	699
Corrus Bankshares, Inc.	36	1,561
Delphi Financial Group, Inc.	41	1,637
Donegal Group Inc. – Class A	4	79
Donegal Group Inc. – Class B	2	40
Downey Financial Corp.	39	2,143
E-Loan, Inc.	58	124	A
EMC Insurance Group, Inc.	0	6
FBL Financial Group, Inc.	50	1,304
First Albany Companies Inc.	20	183
First Citizens Bancshares Inc.	1	135
First Commonwealth Financial Corporation	5	72
First Federal Capital Corp.	40	1,198
First Financial Corporation	0	6
First Financial Holdings, Inc.	9	269
First Financial Service Corporation	5	124
First M&F Corporation	5	181
First Mutual Bancshares, Inc.	6	150
First Place Financial Corp.	22	445
First United Corporation	8	165
Firstbank Corporation	1	29
FirstFed Financial Corp.	26	1,276	A
Flagstar Bancorp, Inc.	42	900
Flushing Financial Corporation	32	616
FNB Corp.	7	121
FNB Corporation	12	317
FNB Financial Services Corporation	9	178
Fremont General Corporation	107	2,475
Great American Financial Resources, Inc.	39	592
Greater Bay Bancorp	35	1,001
Greene County Bancshares, Inc.	4	105
Harrington West Financial Group, Inc.	2	38

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Hilb, Rogal and Hamilton Company	4	$127
HMN Financial, Inc.	6	166
Home Federal Bancorp	5	133
Hudson United Bancorp	53	1,946
IBERIABANK Corporation	5	271
IndyMac Bancorp, Inc.	97	3,508
Infinity Property & Casualty Corporation	22	647
International Bancshares Corporation	10	375
Investment Technology Group, Inc.	49	756	A
Irwin Financial Corporation	46	1,198
ITLA Capital Corporation	7	337	A
John H. Harland Company	50	1,580
Knight Trading Group, Inc.	76	703	A
Lakeland Financial Corporation	6	190
LandAmerica Financial Group, Inc.	31	1,429
MAF Bancorp, Inc.	28	1,198
MainSource Financial Group, Inc.	8	167
McGrath Rentcorp	16	581
Meadowbrook Insurance Group, Inc.	33	158	A
Merchants Bancshares, Inc.	4	121
National Western Life Insurance Company	4	635	A
NBT Bancorp Inc.	16	367
NCO Group, Inc.	33	892	A
NetBank, Inc.	86	858
North Central Bancshares, Inc.	3	93
North Valley Bancorp	11	201
Northrim BanCorp Inc.	8	177
Nymagic, Inc.	10	219
Odyssey Re Holdings Corp.	69	1,535
Old Point Financial Corporation	2	48
Onyx Acceptance Corporation	8	227
Oriental Financial Group Inc.	9	238
PAB Bankshares, Inc.	7	87
Parkvale Financial Corporation	9	235
PennFed Financial Services, Inc.	1	20
Penns Woods Bancorp, Inc.	4	183

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Peoples Bancorp Inc.	4	$109
PFF Bancorp, Inc.	18	686
Provident Bankshares Corporation	24	811
Raymond James Financial, Inc.	10	239
Republic Bancorp, Inc.	91	1,409
Republic First Bancorp, Inc.	11	141	A
Rewards Network Inc.	33	222	A
S&T Bancorp, Inc.	9	332
Safety Insurance Group, Inc.	27	591
Sierra Bancorp	6	100
Simmons First National Corporation	8	215
Southwest Bancorp, Inc.	11	234
StanCorp Financial Group, Inc.	4	313
Sterling Financial Corporation	15	537	A
Stewart Information Services Corporation	29	1,123
Taylor Capital Group, Inc.	6	134
The Commerce Group, Inc.	57	2,739
The Navigators Group, Inc.	13	388	A
The Peoples Holding Company	3	81
Timberland Bancorp, Inc.	6	150
Triad Guaranty Inc.	20	1,107	A
TriCo Bancshares	17	356
Trustmark Corporation	50	1,542
U.S.B. Holding Co., Inc.	13	328
UICI	84	2,757	A
United Bankshares, Inc.	25	849
United Fire & Casualty Company	3	186
United Security Bancshares, Inc.	6	162
Universal American Financial Corp.	30	384	A
Washington Banking Company	4	53
Washington Federal, Inc.	3	73
West Coast Bancorp	13	271
Westcorp	35	1,494

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
World Acceptance Corporation	23	$523	A
WSFS Financial Corporation	4	200
Yadkin Valley Bank and Trust Company	6	87

		77,732

Health Care — 3.2%
Albany Molecular Research, Inc.	53	509	A
AMN Healthcare Services, Inc.	47	557	A
Apria Healthcare Group Inc.	51	1,395	A
Atrion Corporation	2	85
Chronimed Inc.	18	105	A
CONMED Corporation	4	92	A
Curative Health Services, Inc.	23	159	A
Embrex, Inc.	15	197	A
First Health Group Corp.	80	1,289	A
Horizon Health Corporation	5	110	A
MedQuist Inc.	4	46	A
National Dentex Corporation	5	130	A
National Home Health Care Corp.	12	118	A
OCA Inc.	90	428	A
Owens & Minor, Inc.	51	1,288
Pediatric Services of America, Inc.	9	73	A
Prime Medical Services, Inc.	3	18	A
Sola International Inc.	41	789	A
Vital Signs, Inc.	5	150

		7,538

Industrials — 0.1%
Teleflex Incorporated	5	221

Information Technology — 4.7%
CalAmp Corporation	40	285	A
Click Commerce, Inc.	10	54	A
Dynamics Research Corporation	12	202	A
Emulex Corporation	59	683	A
ePlus inc	17	180	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
ESS Technology, Inc.	54	$367	A
Hi-Shear Technology Corporation	3	9	A
Hutchinson Technology Incorporated	28	735	A
Maxtor Corporation	208	1,080	A
MEMC Electronic Materials, Inc.	91	769	A
OmniVision Technologies, Inc.	56	788	A
Planar Systems Inc.	12	133	A
Pomeroy Computer Resources, Inc.	7	92	A
Sensient Technologies Corporation	84	1,824
Standard Microsystems Corporation	19	340	A
Stonepath Group, Inc.	11	10	A
TESSCO Technologies Incorporated	5	52	A
The Allied Defense Group, Inc.	6	119	A
The Reynolds and Reynolds Company	22	530
TSR, Inc.	7	44
United Industrial Corporation	20	648
United Online, Inc.	24	233	A
Westell Technologies, Inc.	23	120	A
Western Digital Corporation	217	1,909	A

		11,206

Materials — 8.1%
Ameron International Corporation	15	477
Bluegreen Corporation	36	404	A
Building Materials Holding Corporation	24	649
Culp, Inc.	20	148	A
Ennis Business Forms, Inc.	21	452
Gibraltar Steel Corporation	22	781
Hercules Incorporated	122	1,737	A
Hines Horticulture, Inc.	32	98	A
Lennox International Inc.	54	802
Mod-Pac Corporation	2	27	A
NN Inc.	20	226
Perini Corporation	17	240	A
Potlatch Corporation	13	594
Quanex Corporation	15	764

Semi-Annual Report to Shareholders

	Shares/Par	Value

Materials — Continued
RPM International, Inc.	16	$275
Scheid Vineyards Inc.	1	7
Silgan Holdings Inc.	15	695
The Anderson’s Inc.	7	148
The Keith Companies, Inc.	14	210	A
The Lubrizol Corporation	56	1,941
United Defense Industries, Inc.	89	3,551	A
Universal Forest Products, Inc.	32	1,081
URS Corporation	48	1,270	A
Webco Industries, Inc.	13	56	A
Wilson Greatbatch Technologies, Inc.	21	374	A
York International Corporation	67	2,104

		19,111

Miscellaneous — 0.1%
Hawkins, Inc.	11	134

Producer Durables — 3.6%
AGCO Corporation	15	346	A
Beazer Homes USA, Inc.	6	588
Briggs & Stratton Corporation	4	333
Cascade Corporation	22	616
Craftmade International, Inc.	4	83
Dominion Homes, Inc.	4	95	A
Ducommun Incorporated	18	391	A
Ecology and Environment, Inc.	3	31
ElkCorp	20	547
Hector Communications Corporation	6	122	A
Kulicke and Soffa Industries, Inc.	67	380	A
Mesa Laboratories, Inc.	2	20
NACCO Industries, Inc.	3	215
Overland Storage Inc.	24	336	A
Rayovac Corporation	46	1,204	A
Standard Pacific Corp.	23	1,274
Standex International Corporation	14	343

Semi-Annual Report to Shareholders

	Shares/Par	Value

Producer Durables — Continued
Summa Industries	7	$80	A
Tecumseh Products Company	15	636
Thomas Industries Inc.	23	729
WCI Communities, Inc.	4	89	A

		8,458

Utilities — 9.0%
AGL Resources Inc.	83	2,557
Atmos Energy Corporation	42	1,068
Black Hills Corporation	49	1,364
Boston Communications Group, Inc.	33	292	A
Central Vermont Public Service Corporation	19	384
Chesapeake Utilities Corporation	10	246
Cleco Corporation	17	293
Duquesne Light Holdings Inc.	102	1,830
Green Mountain Power Corporation	1	16
IDACORP, Inc.	19	541
New Jersey Resources Corporation	4	178	A
Nicor Inc.	40	1,479
Peoples Energy Corporation	63	2,609
PNM Resources Inc.	99	2,228
South Jersey Industries, Inc.	19	926
Southwest Gas Corporation	4	103
TALK America Holdings, Inc.	34	178	A
The Laclede Group, Inc.	4	129
Vectren Corporation	46	1,146
WGL Holdings Inc.	81	2,281
WPS Resources Corporation	31	1,399

		21,247

Total Common Stock and Equity Interests (Identified Cost — $184,454)		233,364

Repurchase Agreements — 2.2%
Goldman, Sachs & Company 1.83%, dated 9/30/04 to be repurchased at $2,664 on 10/1/04 (Collateral: $2,734 Fannie Mae mortgage-backed securities, 5%, due 3/1/34, value $2,727)	$2,664	2,664

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — Continued

State Street Bank & Trust Company 1.8%, dated 9/30/04 to be repurchased at $2,663 on 10/1/04 (Collateral: $2,725 Freddie Mac notes, 1.4%, due 6/17/05, value $2,720)	$2,663	$2,663

Total Repurchase Agreements (Identified Cost — $5,327)		5,327

Total Investments — 100.8% (Identified Cost — $189,781)		238,691
Other Assets Less Liabilities — (0.8)%		(1,897)

		$236,794

Net Assets — 100.0%

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $184,454)	$233,364
Short-term securities at value (identified cost – $5,327)	5,327

Total investments		$238,691

Receivable for:
Fund shares sold		239
Securities sold		215
Dividend and interest income		242

		239,387

Liabilities:

Payable for:
Fund shares repurchased	741
Securities purchased	1,429
Due to manager and distributor	333
Accrued expenses	90

		2,593

Net Assets		$236,794

Net assets consist of:

Accumulated paid-in-capital applicable to:
16,102 Primary Class shares outstanding	$167,256
783 Institutional Class shares outstanding	9,308
Undistributed net investment income/(loss)	(442)
Accumulated net realized gain/(loss) on investments	11,762
Unrealized appreciation/(depreciation) of investments	48,910

Net Assets		$236,794

Net Asset Value Per Share:
Primary Class		$13.98

Institutional Class		$14.94

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

U.S. Small-Capitalization Value Trust

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$1,788
Interest	34

Total income			$1,822

Expenses:
Management fee	919
Distribution and service fees	1,105	A
Audit and legal fees	19
Custodian fee	63
Directors’ fees and expenses	8
Registration fees	10
Reports to shareholders	35

Transfer agent and shareholder servicing expense:
Primary Class	94
Institutional Class	1
Other expenses	10

	2,264
Less fees waived	(4)

Total expenses, net of waivers			2,260

Net Investment Income/(Loss)			(438)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	11,780
Change in unrealized appreciation/(depreciation) of investments	(10,075)

Net Realized and Unrealized Gain/(Loss) on Investments			1,705

Change in Net Assets Resulting From Operations			$1,267

A	See Note 1, Significant Accounting Policies, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust

(Amounts in Thousands)

	For the
	Six Months	For the
	Ended	Year Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$(438)	$(1,138)
Net realized gain/(loss) on investments	11,780	18,818
Change in unrealized appreciation/(depreciation) of investments	(10,075)	74,959

Change in net assets resulting from operations	1,267	92,639

Distributions to shareholders:

From net realized gain on investments:
Primary Class	(9,546)	(1,392)
Institutional Class	(428)	(54)

Change in net assets from Fund share transactions:
Primary Class	7,194	(5,749)
Institutional Class	1,605	1,222

Change in net assets	92	86,666

Net Assets:
Beginning of period	236,702	150,036

End of period	$236,794	$236,702

Undistributed net investment income/(loss)	$(442)	$(4)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

U.S. Small-Capitalization Value Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$14.52		$8.93		$11.73		$9.05		$7.45		$7.81

Investment operations:
Net investment income/(loss)	(.03	)A	(.07	) A	(.06	) A	(.06	) A	(.02	) A	(.05	) A
Net realized and unrealized gain/(loss) on investments	.09		5.75		(2.74)		2.74		1.62		—

Total from investment operations	.06		5.68		(2.80)		2.68		1.60		(.05)

Distributions:
From net realized gain on investments	(.60)		(.09)		—		—		—		(.31)

Total distributions	(.60)		(.09)		—		—		—		(.31)

Net asset value, end of period	$13.98		$14.52		$8.93		$11.73		$9.05		$7.45

Ratios/supplemental data:
Total return	.57	%B	63.71%		(23.87)%		29.61%		21.48%		(1.06)%
Expenses to average net assets	2.00	%A,C	2.00	% A	2.00	% A	2.00	% A	2.00	% A	1.99	% A
Net investment income/(loss) to average net assets	(.43	)%A,C	(.61	)% A	(.52	)% A	(.82	)% A	(.21	)% A	(.54	)% A
Portfolio turnover rate	21.6	%B	44.3%		61.0%		32.1%		60.7%		66.2%

Net assets, end of period (in thousands)	$225,100		$226,351		$144,447		$182,201		$68,629		$57,046

A	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2004, 2.00%, and for the years ended March 31, 2004, 2.05%; 2003, 2.13%; 2002, 2.24%; 2001, 2.46%; and 2000, 2.35%.

B Not annualized.

C Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004	2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$15.39		$9.36	$12.16		$9.30		$7.59		$7.88

Investment operations:
Net investment income/(loss)	.04		.05	.05	D	(.02	) D	.02	D	.07	D
Net realized and unrealized gain/(loss) on investments	.11		6.07	(2.85)		2.88		1.69		(.05)

Total from investment operations	.15		6.12	(2.80)		2.86		1.71		.02

Distributions:
From net realized gain on investments	(.60)		(.09)	—		—		—		(.31)

Total distributions	(.60)		(.09)	—		—		—		(.31)

Net asset value, end of period	$14.94		$15.39	$9.36		$12.16		$9.30		$7.59

Ratios/supplemental data:
Total return	1.13	%B	65.49%	(23.03)%		30.75%		22.53%		(.15)%
Expenses to average net assets	.93	%C	.98%	1.00	% D	1.00	% D	1.00	% D	1.00	% D
Net investment income/(loss) to average net assets	.65	%C	.41%	.50	%D	.18	%D	.82	%D	.44	%D
Portfolio turnover rate	21.6	%B	44.3%	61.0%		32.1%		60.7%		66.2%

Net assets, end of period (in thousands)	$11,694		$10,351	$5,589		$5,529		$711		$31

D	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 1.05%; 2002, 1.20%; 2001, 1.43%; and 2000, 1.36%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”), Balanced Trust (“Balanced Trust”), Financial Services Fund (“Financial Services”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies, Balanced Trust and Financial Services also offer an additional class of shares: Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended September 30, 2004, investment transactions (excluding short-term investments and U.S. Government Securities) were:

	Purchases	Proceeds From Sales

American Leading Companies	$79,696	$68,224
Balanced Trust	11,986	16,300
Financial Services	10,676	12,599
U.S. Small-Cap	51,939	49,117

   Transactions in U.S. Government Securities for Balanced Trust were purchases of $1,754 and proceeds from sales of $685. There were no transactions in U.S. Government Securities for the other Funds.

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and

Semi-Annual Report to Shareholders

the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Commission Recapture

   American Leading Companies has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. During the six months ended September 30, 2004, no commissions were recaptured.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, Financial Services and U.S. Small-Cap, and quarterly for Balanced Trust. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Semi-Annual Report to Shareholders

Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At March 31, 2004, there were no capital loss carryforwards for Financial Services and U.S. Small-Cap. Unused capital loss carryforwards for the same time period for federal income tax purposes were:

	American
	Leading	Balanced
Expiring In	Companies	Trust

2009	$1,843	$—
2010	1,330	—
2011	31,298	167
2012	5,236	1,274

3. Transactions With Affiliates:

   American Leading Companies has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to the agreement, LMFM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   Balanced Trust, Financial Services and U.S. Small-Cap have management agreements with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund’s average daily net assets.
   LMFM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1,

Semi-Annual Report to Shareholders

2005. The following charts summarize the management fees and expense limitations for each of the Funds:

Management Fees

			Six Months
			Ended
			September 30,	At September 30,
			2004	2004

	Management		Management	Management
Fund	Fee	Asset Breakpoint	Fees Waived	Fees Payable

American Leading Companies	0.75%	$0 – $1 billion	$—	$367
	0.65%	in excess of $1 billion
Balanced Trust	0.75%	all asset levels	12	30
Financial Services	1.00%	$0 – $100 million	22	43
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion
U.S. Small-Cap	0.85%	$0 – $100 million	—	153
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion

Expense Limitations

		Financial
		Intermediary	Institutional
Fund	Primary Class	Class	Class

American Leading Companies	1.95%	N/A	0.95%
Balanced Trust	1.85%	1.35%	1.10%
Financial Services	2.25%	1.50%	N/A
U.S. Small-Cap	2.00%	N/A	1.00%

N/A — Not applicable.

   Barrett Associates, Inc. (“Barrett”), formerly Gray, Seifert & Co., Inc., serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.

   Bartlett & Co. (“Bartlett”) serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66  2/3% of the fee received by LMFA.
   Brandywine Asset Management, Inc. (“Brandywine”) serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA

Semi-Annual Report to Shareholders

pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s (and with respect to Financial Services and Balanced Trust, Financial Intermediary’s) average daily net assets, computed daily and payable monthly as follows:

			Six Months Ended	At
			September 30,	September 30,
			2004	2004

			Distribution and	Distribution and
	Distribution	Service	Service Fees	Service
Fund	Fee	Fee	Voluntarily Waived	Fees Payable

American Leading Companies
Primary Class	0.75%	0.25%	$—	$475
Balanced Trust
Primary Class	0.50%	0.25%	17	20
Financial Intermediary Class	N/A	0.25%	5	3
Financial Services
Primary Class	0.75%	0.25%	14	43
Financial Intermediary Class	N/A	0.25%	—	3
U.S. Small-Cap
Primary Class	0.75%	0.25%	4	180

   For the six months ended September 30, 2004, no brokerage commissions were paid to Legg Mason or its affiliates by any of the Funds.

   LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMFM. For LMFA’s services to American Leading Companies, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended September 30, 2004: American Leading Companies, $58; Balanced Trust, $8; Financial Services, $6; and U.S. Small-Cap, $25.
   LMFM, LMFA, Barrett, Bartlett, Brandywine, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Semi-Annual Report to Shareholders

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the six months ended September 30, 2004.

5. Fund Share Transactions:

   At September 30, 2004, there were 250,000, 375,000, 225,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At September 30, 2004, there were 100,000, 125,000 and 125,000 shares authorized at $.001 par value for the Financial Intermediary classes of American Leading Companies, Balanced Trust and Financial Services. At September 30, 2004, there were 250,000, 125,000, 125,000 and 50,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. Share transactions are detailed below:

	American Leading Companies Trust

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/04	3/31/04	9/30/04	3/31/04

Shares:
Sold	1,932	5,130	121	379
Reinvestment of Distributions	9	5	3	6
Repurchased	(2,072)	(3,878)	(101)	(136)

Net Change	(131)	1,257	23	249

Amount:
Sold	$37,921	$95,233	$2,421	$7,248
Reinvestment of Distributions	177	82	48	120
Repurchased	(40,603)	(70,316)	(2,018)	(2,513)

Net Change	$(2,505)	$24,999	$451	$4,855

Semi-Annual Report to Shareholders

	Balanced Trust

			Financial
	Primary Class		Intermediary Class		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/04	3/31/04	9/30/04	3/31/04	9/30/04	3/31/04

Shares:
Sold	426	1,280	7	27	2	15
Reinvestment of Distributions	18	44	17	36	1	1
Repurchased	(559)	(1,297)	(123)	(233)	(1)	(7)

Net Change	(115)	27	(99)	(170)	2	9

Amount:
Sold	$4,653	$13,305	$78	$279	$30	$158
Reinvestment of Distributions	195	453	186	369	5	8
Repurchased	(6,092)	(13,589)	(1,339)	(2,456)	(11)	(76)

Net Change	$(1,244)	$169	$(1,075)	$(1,808)	$24	$90

	Financial Services Fund

			Financial
	Primary Class		Intermediary Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/04	3/31/04	9/30/04	3/31/04

Shares:
Sold	138	576	6	40
Reinvestment of Distributions	141	62	11	5
Repurchased	(305)	(527)	(14)	(103)

Net Change	(26)	111	3	(58)

Amount:
Sold	$2,056	$8,002	$100	$600
Reinvestment of Distributions	2,039	922	167	74
Repurchased	(4,470)	(7,231)	(215)	(1,517)

Net Change	$(375)	$1,693	$52	$(843)

Semi-Annual Report to Shareholders

	U.S. Small-Cap Value Trust

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/04	3/31/04	9/30/04	3/31/04

Shares:
Sold	1,155	2,752	161	403
Reinvestment of Distributions	683	106	29	4
Repurchased	(1,327)	(3,449)	(80)	(331)

Net Change	511	(591)	110	76

Amount:
Sold	$16,006	$33,666	$2,360	$5,310
Reinvestment of Distributions	9,346	1,374	427	54
Repurchased	(18,158)	(40,789)	(1,182)	(4,142)

Net Change	$7,194	$(5,749)	$1,605	$1,222

Notes

Fund Information
Investment Managers

   For American Leading Companies Trust:

Legg Mason Funds Management, Inc.

Baltimore, MD

For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Advisers

   For American Leading Companies Trust:

Legg Mason Funds Management, Inc.

Baltimore, MD

   For Balanced Trust:

Bartlett & Co.

Cincinnati, OH

   For Financial Services Fund:

Barrett Associates, Inc.

New York, NY

   For U.S. Small-Cap Value Trust:

Brandywine Asset Management, LLC

Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer

Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart LLP

Washington, DC

Independent Auditors

Ernst & Young LLP

Philadelphia, PA

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at http://www.leggmasonfunds.com/aboutlmf.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Wood Walker, Incorporated P.O. Box 1476, Baltimore, MD 21203-1476 410-539-0000

LMF-013

Item 2 — Code of Ethics

Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Investors Trust, Inc.

Date: 11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Investors Trust, Inc.

Date: 11/22/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Investors Trust, Inc.

Date: 11/22/04